Label	Element	Value
MFS® Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000764719_SupplementTextBlock
SUPPLEMENT TO PROSPECTUS

The date of this supplement is February 20, 2014

MFS® Commodity Strategy Fund

Effective on or about May 12, 2014, the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" will be restated in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Commodity Strategy Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund’s investment adviser) seeks to achieve the fund’s objective by providing exposure to the commodities markets.  The fund normally invests significantly in commodity-linked derivatives and debt instruments.  Commodities are assets with tangible properties, including oil, natural gas, agricultural products, and industrial and other precious metals. The fund’s investments in commodity-linked derivatives provide exposure to the investment returns of the commodities markets without investing directly in commodities.

MFS primarily invests the fund’s investments in commodity-linked derivatives in commodity-linked notes.  In addition to direct investments in commodity-linked notes, MFS may also invest up to 25% of the fund’s assets in MFS Commodity Strategy Portfolio,  a wholly-owned and controlled subsidiary organized in the Cayman Islands (the "Subsidiary"), which will invest significantly in commodity-linked derivatives (such as commodity-linked futures, options, and swaps) and debt instruments. The Subsidiary will be advised by MFS and will have the same objective, strategies, and restrictions as the fund, except that MFS will invest the Subsidiary's investments in commodity-linked derivatives primarily in commodity-linked futures, options, and swaps instead of commodity-linked notes.

MFS allocates the fund’s investments in commodity-linked derivatives among a variety of different commodities and commodity sectors based on quantitative analysis.

Of the fund’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade debt instruments.

MFS may invest the fund’s assets in foreign securities.

In addition to the commodity-linked derivatives described above, MFS may use derivatives for any investment purpose. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses a bottom-up investment approach to buying and selling debt investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered.

Risk [Heading]	rr_RiskHeading	Effective on or about May 12, 2014, the sub-section entitled "Principal Risks" under the main heading "Summary of Key Information" will be restated in its entirety as follows:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Commodity Risk:  The value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity. To the extent the fund focuses its investments in a particular asset of the commodities market, the fund will be more susceptible to risks associated with that particular asset.

Commodity-Linked Note Risk:  Commodity-linked notes have characteristics of both debt instruments and derivatives and are subject to the risks associated with investing in those types of investments. Commodity-linked notes can be highly volatile and less liquid than other types of investments.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Non-Diversification Risk:  Because MFS may invest a relatively large percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Financial Services Exposure Risk:  Events that affect the financial services sector may have a significant adverse effect on the fund.

Subsidiary Risk:  The Subsidiary will not be registered as an investment company under the Investment Company Act of 1940 (the Act) and will not be subject to all of the investor protections of the Act, although the Subsidiary will be managed pursuant to compliance policies and procedures that are materially the same as the policies and procedures applicable to the fund. Changes in the laws impacting the fund or the Subsidiary could negatively affect the fund and its shareholders. By investing in the Subsidiary, the fund is exposed to all the risks associated with the Subsidiary’s investments.

Tax Risk:  In order to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended, the fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income. If the fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to the risk of diminished returns. The fund has obtained private letter rulings from the Internal Revenue Service confirming that income and gain produced by certain commodity-linked notes constitutes "qualifying income" to the fund and that income from the fund's investments in the Subsidiary constitutes "qualifying income." The tax treatment of investing in commodity-linked notes and the Subsidiary may be adversely affected by further legislation, Treasury Regulations, and/or guidance issued by the Internal Revenue Service.

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Investment Selection and Allocation Risk: MFS’ investment analysis, its selection of investments, and its assessment of the risk/return potential of commodity sectors may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Liquidity Risk:  It may be difficult to value and it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Because MFS may invest a relatively large percentage of the fund's assets in a single issuer or small number of issuers, the fund's performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.